Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial (income) losses on accrued post employment benefit liability	$ 13.8	$ 117.9
Other Post Employment Benefits [Member]
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial (income) losses on accrued post employment benefit liability	$ (22.8)	$ (60.0)